Investment Objectives and Goals	Feb. 02, 2026
Upright Assets Allocation Plus Fund
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s Primary Investment Objective?
Objective, Primary [Text Block]

The Fund’s investment objective is to seek total return.

The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval. The Fund’s Prospectus will be updated prior to any change in the Fund’s investment objective.

Upright Growth & Income Fund
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s Primary Investment Objective?
Objective, Primary [Text Block]

The Fund’s investment objective is to seek current income consistent with growth of capital.

The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval. The Fund’s Prospectus will be updated prior to any change in the Fund’s investment objective.

Upright Growth Fund
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s Primary Investment Objective?
Objective, Primary [Text Block]

The Fund’s investment objective is the long-term growth of capital.

The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval. The Fund’s Prospectus will be updated prior to any change in the Fund’s investment objective.